                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended December 31, 2004

MARKET CONDITIONS

The 12-month period under review began with interest rates at low levels not seen in more than four decades. With the surprisingly high March employment figures released in April, however, the market's expectations shifted to the likelihood of an imminent rate increase by the Federal Open Market Committee (the "Fed"). The Fed confirmed this expectation in June, when it began a series of increases in the federal funds rate that continued through its December meeting. These increases, which occurred in a series of 25 basis point (0.25 percent) increments, took the federal funds rate to 2.25 percent by the end of the year.

The New York State economy during the period benefited from a slow and steady recovery from the recent downturn. The State's government made strides toward more sound financial practices. That said, the budget process for 2005 remained mired in political inefficiency as it has been in the past. The State's debt maintained a stable outlook and strong credit rating.

PERFORMANCE ANALYSIS

As of December 31, 2004, Morgan Stanley New York Municipal Money Market Trust had net assets of more than $70 million and an average portfolio maturity of 31 days. For the 12-month period ended December 31, 2004, the Fund provided a total return of 0.55 percent. For the seven-day period ended December 31, 2004, the Fund provided an effective annualized yield of 1.30 percent and a current yield of 1.29 percent, while its 30-day average yield for December was 1.06 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our primary strategy in managing the Fund was to adjust its portfolio in anticipation of rising interest rates. The Fund avoided securities with 12-month maturities in order to avoid locking in potentially lower interest rates. In their stead, the Fund emphasized bonds with variable rate coupons that automatically adjust to rising rates to capitalize on any increases. Among fixed rate investments, the Fund focused on tax-exempt commercial paper and municipal notes with shorter maturities in the four- to six-month range to maintain flexibility.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  PORTFOLIO COMPOSITION

  Variable Rate Municipal Obligations         82.1%
  Municipal Notes                             12.9
  Tax-Exempt Commercial Paper                  5.0

  MATURITY SCHEDULE

    1 - 30 Days                               83.6%
   31 - 60 Days                                4.3
   61 - 90 Days                                 --
   91 - 120 Days                               1.4
  121+ Days                                   10.7

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                              BEGINNING          ENDING           EXPENSES PAID
                                                            ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                            -------------     -------------      ---------------
                                                                                                   07/01/04 -
                                                              07/01/04          12/31/04            12/31/04
                                                            -------------     -------------      ---------------
Actual (0.42% return)                                        $  1,000.00       $  1,004.20           $  3.07
Hypothetical (5% annual return before expenses)              $  1,000.00       $  1,022.07           $  3.10

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.61% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIO WOULD HAVE BEEN 0.85%.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                     COUPON     DEMAND
THOUSANDS                                                                     RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE
               MUNICIPAL OBLIGATIONS (82.4%)
$   1,600     Jay Street Development Corporation, Fiscal 2001
               Ser A-3                                                          1.96%    01/07/05    $   1,600,000
    1,900     Long Island Power Authority, Electric Ser 7
               Subser 7B (MBIA)                                                 1.95     01/07/05        1,900,000
    1,495     Metropolitan Transportation Authority, ROCs II-R
               Ser 263 (FSA)                                                    2.01     01/07/05        1,495,000
    2,100     Nassau County Industrial Development Agency,
               1999 Cold Spring Harbor Laboratory                               2.21     01/03/05        2,100,000
    1,800     Nassau County Interim Finance Authority, Sales Tax
               Ser 2002 B (FSA)                                                 1.95     01/07/05        1,800,000
              New York City,
    2,000       Fiscal 2003 Subser C-4                                          1.95     01/07/05        2,000,000
    2,400       Fiscal 2004 Subser A-4                                          1.95     01/07/05        2,400,000
              New York City Housing Development Corporation,
    2,000       James Tower Development 2002 Ser A                              1.93     01/07/05        2,000,000
    2,700       Multi Family Carnegie Park Ser 1997 A                           1.95     01/07/05        2,700,000
    1,000     New York City Industrial Development Agency,
                 One Bryant Park LLC Ser 2004 A                                 2.03     01/07/05        1,000,000
              New York City Municipal Water Finance Authority,
    1,000       Fiscal 2003 Sub-Ser C-3                                         2.15     01/03/05        1,000,000
      840       PUTTERs Ser 401                                                 2.01     01/07/05          840,000
              New York City Transitional Finance Authority,
    1,500       Future Tax Fiscal 2003 Ser C Subser C2                          2.20     01/03/05        1,500,000
      500       Recovery Fiscal 2003 Ser 2 Subser 2F                            2.20     01/03/05          500,000
    1,000     New York State, Environmental Quality Ser 1998 G                  1.75     08/04/05        1,000,000
              New York State Dormitory Authority,
    2,000       Mental Health Services Facilities
                 Ser 2003D - 2D (Ambac)                                         1.97     01/07/05        2,000,000
    1,000       Mental Health Services Facilities
                 Ser 2003F - 2C (FSA)                                           2.00     01/07/05        1,000,000
      650       The Metropolitan Museum of Art Ser A                            1.96     01/07/05          650,000
    1,500       The New York Public Library
                 Ser 1998 B (MBIA)                                              1.95     01/07/05        1,500,000
      800       Yeshiva University Ser 2004 ROCs II-R Ser 4558
                 (Ambac)                                                        2.01     01/07/05          800,000
    3,000     New York State Energy Research & Development
               Authority, Long Island Lighting Co Ser 1997 A (AMT)              2.01     01/07/05        3,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON     DEMAND
THOUSANDS                                                                     RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------
              New York State Housing Finance Agency,
$   1,200       20 River Terrace Housing 2002 Ser A                             1.98%    01/07/05    $   1,200,000
    3,000       150 East 44th Street 2000 Ser A (AMT)                           1.99     01/07/05        3,000,000
    3,200       750 Sixth Avenue 1998 Ser A (AMT)                               2.01     01/07/05        3,200,000
    2,500       Historic Front Street 2003 Ser A                                1.99     01/07/05        2,500,000
    1,700     New York State Local Government Assistance
               Corporation, Sub Lien Ser 2003 A-4V (FGIC)                       1.98     01/07/05        1,700,000
              New York State Power Authority,
    1,500       Ser 1985                                                        1.35     03/01/05        1,500,000
    1,000       Ser 2000 Subser 5                                               1.95     01/07/05        1,000,000
    3,000     Oneida Indian Nation of New York, Ser 2002                        1.97     01/07/05        3,000,000
    1,000     Sales Tax Asset Receivable Corporation, 2004
               Ser A Eagle #20040048 Class A (Ambac)                            2.01     01/07/05        1,000,000
    1,800     Suffolk County Water Authority, Ser 2003 BANs                     1.96     01/07/05        1,800,000
    3,200     Triborough Bridge & Tunnel Authority, Ser 2002 F                  1.98     01/07/05        3,200,000
      900     Yonkers Industrial Development Agency, Consumers
               Union Ser 1989                                                   2.00     01/07/05          900,000

              PUERTO RICO
    1,000     Commonwealth of Puerto Rico Public Improvement
               Bonds, Ser 2001-1 TOCs (FSA)                                     2.00     01/07/05        1,000,000
                                                                                                     -------------
              TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE
               MUNICIPAL OBLIGATIONS
               (COST $57,785,000)                                                                       57,785,000
                                                                                                     -------------

                                                                                        YIELD TO
                                                                                        MATURITY
                                                                    COUPON   MATURITY   ON DATE OF
                                                                     RATE      DATE     PURCHASE
                                                                    ------   --------   ----------
              NEW YORK TAX-EXEMPT COMMERCIAL PAPER (5.0%)
    1,000     New York State, Environmental Quality Ser 1997 A        1.85%  01/19/05      1.85%
               1,000,000
    1,500     New York State Dormitory Authority, Columbia
               University 1997 Issue                                  1.70   02/10/05      1.70          1,500,000

              PUERTO RICO
    1,000     Puerto Rico Government Development Bank,
               Ser 1986                                               1.45   01/11/05      1.45          1,000,000
                                                                                                     -------------
              TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
               (COST $3,500,000)                                                                         3,500,000
                                                                                                     -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        YIELD TO
PRINCIPAL                                                                               MATURITY
AMOUNT IN                                                           COUPON   MATURITY   ON DATE OF
THOUSANDS                                                            RATE      DATE     PURCHASE         VALUE
------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (12.9%)
              Board of Cooperative Educational Services,
$   1,500     Erie, Chautauqua & Cattaraugus Counties Second
                Supervisory District Ser 2004 RANs, dtd 07/06/04      3.00%  06/30/05      1.80%     $   1,508,717
    1,000      Westchester County Second Supervisory District
                Ser 2004 RANs, dtd 10/28/04                           2.75   10/14/05      1.98          1,005,916
    1,500     Brasher Falls Central School District,
               Ser 2004 BANs, dtd 07/09/04                            3.00   07/08/05      1.75          1,509,490
    1,000     Marlboro Central School District,
               Ser 2004 BANs, dtd 12/21/04                            2.75   04/15/05      2.05          1,001,989
    1,500     Oyster Bay, 2004 Ser A TANs, dtd 01/23/04               1.90   01/21/05      1.10          1,500,648
    1,000     Spencer-Van Etten Central School District,
               Ser 2004 BANs, dtd 06/17/04                            3.00   06/17/05      1.88          1,005,051
    1,500     Steuben-Allegany Board of Cooperative Educational
               Services, Sole Supervisory District RANs Ser 2004,
                dtd 06/29/04                                          3.00   06/30/05      1.78          1,508,862
                                                                                                     -------------
              TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
               (COST $9,040,673)                                                                         9,040,673
                                                                                                     -------------

              TOTAL INVESTMENTS
               (COST $70,325,673) (a)                                                     100.3%        70,325,673
              LIABILITIES IN EXCESS OF OTHER ASSETS                                        (0.3)          (243,379)
                                                                                          -----      -------------
              NET ASSETS                                                                  100.0%     $  70,082,294
                                                                                          =====      =============

----------
    AMT    ALTERNATIVE MINIMUM TAX.
   BANs    BOND ANTICIPATION NOTES.
  PUTTERs  PUTTABLE TAX-EXEMPT RECEIPTS.
   RANs    REVENUE ANTICIPATION NOTES.
   ROCs    RESET OPTION CERTIFICATES.
   TANs    TAX ANTICIPATION NOTES.
   TOCs    TENDER OPTION CERTIFICATES.
     +     RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
     *     DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    (a)    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

    Ambac  AMBAC ASSURANCE CORPORATION.
     FSA   FINANCIAL SECURITY ASSURANCE INC.
    FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
    MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (cost $70,325,673)                               $   70,325,673
Cash                                                                                        110,637
Interest receivable                                                                         228,874
Prepaid expenses and other assets                                                            15,662
                                                                                     --------------
    TOTAL ASSETS                                                                         70,680,846
                                                                                     --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                                    485,974
  Investment advisory fee                                                                    10,272
  Distribution fee                                                                            5,919
  Administration fee                                                                          2,960
Accrued expenses and other payables                                                          93,427
                                                                                     --------------
    TOTAL LIABILITIES                                                                       598,552
                                                                                     --------------
    NET ASSETS                                                                       $   70,082,294
                                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                      $   70,081,703
Accumulated undistributed net investment income                                                 591
                                                                                     --------------
    NET ASSETS                                                                       $   70,082,294
                                                                                     ==============
NET ASSET VALUE PER SHARE,
70,082,230 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)        $         1.00
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                      $      826,584
                                                                                     --------------
EXPENSES
Investment advisory fee                                                                     332,496
Professional fees                                                                            76,173
Distribution fee                                                                             67,668
Shareholder reports and notices                                                              39,366
Transfer agent fees and expenses                                                             33,267
Trustees' fees and expenses                                                                   7,850
Custodian fees                                                                                6,372
Administration fee                                                                            5,843
Registration fees                                                                             4,056
Other                                                                                         5,769
                                                                                     --------------
    TOTAL EXPENSES                                                                          578,860
                                                                                     --------------
Less: amounts waived                                                                       (116,435)
Less: expense offset                                                                         (5,976)
                                                                                     --------------
    NET EXPENSES                                                                            456,449
                                                                                     --------------
NET INVESTMENT INCOME                                                                $      370,135
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED                ENDED
                                                                              DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $         370,135    $         197,460
Dividends to shareholders from net investment income                                   (370,137)            (197,469)
Net increase (decrease) from transactions in shares of beneficial interest            1,996,314          (15,398,751)
                                                                              -----------------    -----------------

    NET INCREASE (DECREASE)                                                           1,996,312          (15,398,760)

NET ASSETS:
Beginning of period                                                                  68,085,982           83,484,742
                                                                              -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $591
AND $593, RESPECTIVELY)                                                       $      70,082,294    $      68,085,982
                                                                              =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley New York Municipal Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of daily net assets exceeding $3 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Effective May 1, 2004, the Investment Adviser has agreed to assume all operating expenses and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

For the period January 1, 2004 through April 30, 2004, the Investment Adviser voluntarily waived $1,199 of its fee.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2004, aggregated $154,675,430 and $152,895,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $300.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,988. At December 31, 2004, the Fund had an accrued pension liability of $59,461 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED                ENDED
                                                                              DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                              -----------------    -----------------
Shares sold                                                                         121,671,168          165,036,737
Shares issued in reinvestment of dividends                                              370,137              197,469
                                                                              -----------------    -----------------
                                                                                    122,041,305          165,234,206
Shares redeemed                                                                    (120,044,991)        (180,632,957)
                                                                              -----------------    -----------------
Net increase (decrease) in shares outstanding                                         1,996,314          (15,398,751)
                                                                              =================    =================

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------------
                                                 2004                2003               2002            2001            2000
                                               ---------          ---------          ---------       ---------       ---------
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    1.00          $    1.00          $    1.00       $    1.00       $    1.00
                                               ---------          ---------          ---------       ---------       ---------
Net income from investment operations              0.005              0.003              0.006           0.019           0.031
Less dividends from net investment
 income                                           (0.005)            (0.003)            (0.006)         (0.019)         (0.031)
                                               ---------          ---------          ---------       ---------       ---------
Net asset value, end of period                 $    1.00          $    1.00          $    1.00       $    1.00       $    1.00
                                               =========          =========          =========       =========       =========
TOTAL RETURN                                        0.55%              0.27%              0.64%           1.90%           3.15%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                    0.68%(1)(2)        0.79%(1)(2)        0.80%(1)        0.78%(1)        0.82%(1)
Net investment income                               0.55%              0.27%              0.63%           1.90%           3.12%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $  70,082          $  68,086          $  83,485       $  75,240       $  73,250

----------
(1)  DOES NOT REFLECT THE EFFECT OF THE EXPENSE OFFSET OF 0.01%.
(2) IF THE INVESTMENT ADVISER HAD NOT WAIVED A PORTION OF ITS FEE, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS
     FOLLOWS:

                                    EXPENSE    NET INVESTMENT
                 PERIOD ENDED:       RATIO      INCOME RATIO
               -----------------    -------    --------------
               DECEMBER 31, 2004      0.86%         0.37%
               DECEMBER 31, 2003      0.80          0.26

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Municipal Money Market Trust (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Municipal Money Market Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 14, 2005

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;          208            None.
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY 10022-3902                                             Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Managing       208            Director of Franklin
1031 N. Chartwell Court                               January 1993  Director of Summit                        Covey (time management
Salt Lake City, UT 84103                                            Ventures LLC; Director or                 systems), BMW Bank of
                                                                    Trustee of the Retail                     North America, Inc.
                                                                    Funds (since January 1993)                (industrial loan
                                                                    and the Institutional                     corporation), United
                                                                    Funds (since July 2003);                  Space Alliance (joint
                                                                    member of the Utah                        venture between
                                                                    Regional Advisory Board                   Lockheed Martin and
                                                                    of Pacific Corp.;                         the Boeing Company)
                                                                    formerly Managing                         and Nuskin Asia
                                                                    Director of Summit                        Pacific (multilevel
                                                                    Ventures LLC (2000-2004);                 marketing); member of
                                                                    United States Senator                     the board of various
                                                                    (R-Utah) (1974-1992) and                  civic and charitable
                                                                    Chairman, Senate Banking                  organizations.
                                                                    Committee (1980-1986),
                                                                    Mayor of Salt Lake City,
                                                                    Utah (1971-1974),
                                                                    Astronaut, Space Shuttle
                                                                    Discovery (April 12-19,
                                                                    1985), and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY 10022-3902                                             Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other business
                                                                    (1966-1994), most                         and charitable
                                                                    recently as Chairman of                   organizations.
                                                                    The Allstate Corporation
                                                                    (March 1993-December 1994)
                                                                    and Chairman and Chief
                                                                    Executive Officer of its
                                                                    wholly-owned subsidiary,
                                                                    Allstate Insurance
                                                                    Company (July
                                                                    1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Director of KFX
Suite 950                                                           Chairman of the Audit                     Energy; Director of
Washington, D.C. 20006                                              Committee and Director or                 RBS Greenwich Capital
                                                                    Trustee of the Retail                     Holdings (financial
                                                                    Funds (since July 1991)                   holding company).
                                                                    and the Institutional
                                                                    Funds (since July 2003);
                                                                    Co-Chairman and a founder
                                                                    of the Group of Seven
                                                                    Council (G7C), an
                                                                    international economic
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &        209            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                            Rent Corporation
PMB754                                                              (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                         Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August
                                                                    1994);previously Chairman
                                                                    of the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001 - July
                                                                    2003); formerly CFO of the
                                                                    J. Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY 10022                                                  partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY 12564                                                   Governance Committee and                  JPMorgan Funds complex
                                                                    Director or Trustee of                    managed by J.P. Morgan
                                                                    the Retail Funds (since                   Investment Management
                                                                    July 2003) and the                        Inc.
                                                                    Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
         INTERESTED TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ 07311                                               Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                               (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                  POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   --------------   -----------------   ---------------------------------------------------------------
Mitchell M. Merin (51)          President        Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                          Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                   Executive Officer of the Investment Adviser and the
                                                                     Administrator; Chairman and Director of the Distributor;
                                                                     Chairman and Director of the Transfer Agent; Director of
                                                                     various Morgan Stanley subsidiaries; President of the
                                                                     Institutional Funds (since July 2003) and President of the
                                                                     Retail Funds; Trustee (since July 2003) and President (since
                                                                     December 2002) of the Van Kampen Closed-End Funds; Trustee and
                                                                     President (since October 2002) of the Van Kampen Open-End
                                                                     Funds.

Ronald E. Robison (65)          Executive Vice   Since               Principal Executive Officer of Funds in the Fund Complex (since
1221 Avenue of the Americas     President and    April 2003          May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020              Principal                            Incorporated, Morgan Stanley Investment Management Inc. and
                                Executive                            Morgan Stanley; Managing Director, Chief Administrative Officer
                                Officer                              and Director of the Investment Adviser and the Administrator;
                                                                     Director of the Transfer Agent; Managing Director and Director
                                                                     of the Distributor; Executive Vice President and Principal
                                                                     Executive Officer of the Institutional Funds (since July 2003)
                                                                     and the Retail Funds (since April 2003); Director of Morgan
                                                                     Stanley SICAV (since May 2004); previously President and
                                                                     Director of the Retail Funds (March 2001-July 2003) and Chief
                                                                     Global Operations Officer and Managing Director of Morgan
                                                                     Stanley Investment Management Inc.

Joseph J. McAlinden (61)        Vice President   Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                          Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                   Inc., Director of the Transfer Agent, Chief Investment Officer
                                                                     of the Van Kampen Funds; Vice President of the Institutional
                                                                     Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (49)                 Vice President   Since               General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                      February 1997       December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                                   Managing Director (since December 2000), Secretary (since
                                                                     February 1997) and Director of the Investment Adviser and the
                                                                     Administrator; Vice President of the Retail Funds; Assistant
                                                                     Secretary of Morgan Stanley DW; Vice President of the
                                                                     Institutional Funds (since July 2003); Managing Director,
                                                                     Secretary and Director of the Distributor; previously Secretary
                                                                     (February 1997-July 2003) and General Counsel (February
                                                                     1997-April 2004) of the Retail Funds; Vice President and
                                                                     Assistant General Counsel of the Investment Adviser and the
                                                                     Administrator (February 1997-December 2001).

Amy R. Doberman (42)            Vice President   Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                          Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                   Management Inc. and the Investment Adviser, Vice President of
                                                                     the Institutional and Retail Funds (since July 2004); Vice
                                                                     President of the Van Kampen Funds (since August 2004);
                                                                     previously, Managing Director and General Counsel - Americas,
                                                                     UBS Global Asset Management (July 2000-July 2004) and General
                                                                     Counsel, Aeltus Investment Management, Inc. (January 1997-July
                                                                     2000).

Carsten Otto (41)               Chief            Since October       Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     Compliance       2004                Stanley Investment Management (since October 2004); Executive
New York, NY 10020              Officer                              Director of the Investment Adviser and Morgan Stanley
                                                                     Investment Management Inc.; formerly Assistant Secretary and
                                                                     Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                      TERM OF
                                  POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   --------------   -----------------   ---------------------------------------------------------------
Stefanie V. Chang (38)          Vice President   Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                          Stanley Investment Management Inc., and the Investment Adviser;
New York, NY 10020                                                   Vice President of the Institutional Funds and the Retail Funds
                                                                     (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)           Treasurer and    Treasurer since     Executive Director of the Investment Adviser and Morgan Stanley
c/o Morgan Stanley Trust        Chief Financial  July 2003 and       Services (since December 2001); previously, Vice President of
Harborside Financial Center,    Officer          Chief Financial     the Retail Funds (September 2002-July 2003), and Vice President
Plaza Two,                                       Officer since       of the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                            September 2002      2000-November 2001) and Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)           Vice President   Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                             Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                         Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                           (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                                Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (37)             Secretary        Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                          Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                   Secretary of the Institutional Funds and the Retail Funds
                                                                     (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                     Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

For the year ended December 31, 2004, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal Income tax purposes.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37906RPT-RA05-00095P-Y12/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              NEW YORK MUNICIPAL
                                                              MONEY MARKET TRUST


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees n the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $   25,660                            N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      452 (2)        $         3,746,495 (2)
                   TAX FEES                                 $    5,977 (3)        $            79,800 (4)
                   ALL OTHER FEES                           $        -            $                 -
              TOTAL NON-AUDIT FEES                          $    6,429            $         3,826,295

              TOTAL                                         $   32,089            $         3,826,295

           2003

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $   24,750                            N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $      684 (2)        $         2,847,161 (2)
                   TAX FEES                                 $    4,428 (3)        $           736,810 (4)
                   ALL OTHER FEES                           $        -            $                 - (5)
              TOTAL NON-AUDIT FEES                          $    5,112            $         3,583,971

              TOTAL                                         $   29,862            $         3,583,971

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

        1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

        2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

        3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

        4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

        5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

        6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

        7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

        8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

        9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

        10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005